Subsequent Events	12 Months Ended
Jan. 31, 2020
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Subsequent Events
32.	SUBSEQUENT EVENTS
On February 4, 2020, the Company amended its Term Facility to consolidate it into a single tranche which reduces the cost of borrowing by 0.50% for the previous U.S. $335.0 million tranche and extends the maturity from May 2025 to May 2027.
In March 2020, the World Health Organization declared coronavirus (specifically identified as “COVID-19”) a global pandemic. This contagious disease outbreak resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in significant economic uncertainty. These measures adopted by various governments worldwide could impact the Company’s business whether through supply chain or retail demand. However, at this time, it is not possible for the Company to reliably estimate the duration or magnitude of the adverse results of the outbreak and its impact on the Company’s financial results in future periods.